FAIR VALUE OF ASSETS AND LIABILITIES - Liabilities measured at fair value on a recurring basis (Details) - COP ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	$ 3,680,218	$ 6,710,364
Recurring Fair Value
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	3,680,218	6,710,364
Recurring Fair Value | Forwards
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	1,906,488	4,536,834
Recurring Fair Value | Forwards | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	1,897,735	4,526,353
Recurring Fair Value | Forwards | Equity contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	8,753	10,481
Recurring Fair Value | Swaps
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	1,677,612	1,940,943
Recurring Fair Value | Swaps | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	1,340,846	1,491,086
Recurring Fair Value | Swaps | Interest rate contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	336,766	449,857
Recurring Fair Value | Options
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	96,118	232,587
Recurring Fair Value | Options | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	96,118	232,587
Recurring Fair Value | Level 1
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	93,922	126,747
Recurring Fair Value | Level 1 | Swaps
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	93,495	126,728
Recurring Fair Value | Level 1 | Swaps | Interest rate contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	93,495	126,728
Recurring Fair Value | Level 1 | Options
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	427	19
Recurring Fair Value | Level 1 | Options | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	427	19
Recurring Fair Value | Level 2
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	3,350,768	6,399,889
Recurring Fair Value | Level 2 | Forwards
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	1,703,305	4,467,157
Recurring Fair Value | Level 2 | Forwards | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	1,694,552	4,458,528
Recurring Fair Value | Level 2 | Forwards | Equity contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	8,753	8,629
Recurring Fair Value | Level 2 | Swaps
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	1,551,772	1,700,164
Recurring Fair Value | Level 2 | Swaps | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	1,318,729	1,388,113
Recurring Fair Value | Level 2 | Swaps | Interest rate contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	233,043	312,051
Recurring Fair Value | Level 2 | Options
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	95,691	232,568
Recurring Fair Value | Level 2 | Options | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	95,691	232,568
Recurring Fair Value | Level 3
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	235,528	183,728
Recurring Fair Value | Level 3 | Forwards
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	203,183	69,677
Recurring Fair Value | Level 3 | Forwards | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	203,183	67,825
Recurring Fair Value | Level 3 | Forwards | Equity contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities		1,852
Recurring Fair Value | Level 3 | Swaps
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	32,345	114,051
Recurring Fair Value | Level 3 | Swaps | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	22,117	102,973
Recurring Fair Value | Level 3 | Swaps | Interest rate contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	$ 10,228	$ 11,078